Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Dec. 31, 2019 $ / shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CAD ($) shares
Details
Revenue			$ 33,000		$ 15,295		$ 0
Cost of Sales			18,502		16,258		0
Gross profit (loss)			14,498		(963)		0
Expenses
Amortization			180,469		526,243		4,325
Consulting			509,734		494,783		92,378
General and administrative	[1]		198,837		377,690		511,820
Management fees	[2]		175,000		150,000		60,010
Professional fees	[2]		219,948		268,621		279,097
Selling and marketing	[3]		247,243		283,587		73,390
Share-based compensation	[2]		86,420		372,137		311,389
Expenses, by nature			1,617,651		2,473,061		1,332,409
Other income (expense)
Finance costs			(5,144)		(102)		(262)
Gain on debt settlement			3,058		5,119		0
Interest income			405		1,715		0
Write down of intangible assets	[4]		(313,514)		(946,173)		0
Write down of equipment			0		(45,114)		0
Other income			2,096		438		35,095
Net loss from continuing operations			(1,916,252)		(3,458,141)		(1,297,576)
Loss from discontinued operations	[5]		(189,356)		(678,661)		(1,439,141)
Net loss and comprehensive loss for the year			$ (2,105,608)		$ (4,136,802)		$ (2,736,717)
Basic and Diluted Loss Per Share
Continuing operations | $ / shares		$ (0.04)		$ (0.10)		$ (0.07)
Discontinued operations | $ / shares		$ (0.00)		$ (0.02)		$ (0.08)
Weighted Average Number of Common Shares Outstanding | shares			47,292,091		33,869,642		18,393,169

[1]	Note 15.
[2]	Note 17.
[3]	Note 14.
[4]	Note 10.
[5]	Note 16.